Interest Expense and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense and Finance Costs [Abstract]
Interest payable on long-term borrowings	$ 3,603	$ 2,004	$ 1,778
Bank charges	28	29	34
Amortization of debt discount	383	23	84
Operating lease liability interest	51	0	0
Other finance expenses	638	0	325
Total	$ 4,703	$ 2,056	$ 2,221